Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Limited Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Bond ETF
Class Name	Fidelity® Limited Term Bond ETF
Trading Symbol	FLTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 207,551,620
Holdings Count | shares	863
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$207,551,620
Number of Holdings	863
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.8 AAA 8.1 AA 0.7 A 24.2 BBB 35.9 BB 5.4 B 3.6 CCC,CC,C 0.5 Not Rated 2.5 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.8 AAA - 8.1 AA - 0.7 A - 24.2 BBB - 35.9 BB - 5.4 B - 3.6 CCC,CC,C - 0.5 Not Rated - 2.5 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.5 U.S. Treasury Obligations 17.7 Asset-Backed Securities 8.3 CMOs and Other Mortgage Related Securities 4.5 Bank Loan Obligations 1.3 Foreign Government and Government Agency Obligations 0.2 Preferred Securities 0.1 U.S. Government Agency - Mortgage Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.5 U.S. Treasury Obligations - 17.7 Asset-Backed Securities - 8.3 CMOs and Other Mortgage Related Securities - 4.5 Bank Loan Obligations - 1.3 Foreign Government and Government Agency Obligations - 0.2 Preferred Securities - 0.1 U.S. Government Agency - Mortgage Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 79.5 United Kingdom 5.4 Grand Cayman (UK Overseas Ter) 2.5 Germany 2.3 Canada 2.2 Ireland 1.5 France 1.0 Netherlands 0.9 Japan 0.8 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.5 United Kingdom - 5.4 Grand Cayman (UK Overseas Ter) - 2.5 Germany - 2.3 Canada - 2.2 Ireland - 1.5 France - 1.0 Netherlands - 0.9 Japan - 0.8 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.7 JPMorgan Chase & Co 2.3 Bank of America Corp 2.0 Citigroup Inc 1.9 Morgan Stanley 1.5 HSBC Holdings PLC 1.3 Goldman Sachs Group Inc/The 1.3 Ford Motor Credit Co LLC 1.2 Wells Fargo & Co 1.2 Barclays PLC 1.1 31.5
Fidelity Investment Grade Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond ETF
Class Name	Fidelity® Investment Grade Bond ETF
Trading Symbol	FIGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 191,651,557
Holdings Count | shares	535
Investment Company Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$191,651,557
Number of Holdings	535
Portfolio Turnover	204%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.6 AAA 6.0 AA 0.4 A 7.2 BBB 16.6 BB 1.8 B 0.7 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.6 AAA - 6.0 AA - 0.4 A - 7.2 BBB - 16.6 BB - 1.8 B - 0.7 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.8 Corporate Bonds 24.4 U.S. Government Agency - Mortgage Securities 14.8 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.8 Corporate Bonds - 24.4 U.S. Government Agency - Mortgage Securities - 14.8 Asset-Backed Securities - 7.8 CMOs and Other Mortgage Related Securities - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.6 Grand Cayman (UK Overseas Ter) 4.1 Ireland 0.9 United Kingdom 0.8 Mexico 0.7 Bailiwick Of Jersey 0.5 Switzerland 0.5 Germany 0.4 Netherlands 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Grand Cayman (UK Overseas Ter) - 4.1 Ireland - 0.9 United Kingdom - 0.8 Mexico - 0.7 Bailiwick Of Jersey - 0.5 Switzerland - 0.5 Germany - 0.4 Netherlands - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.3 US Treasury Bonds 11.5 Ginnie Mae II Pool 4.4 Fannie Mae Mortgage pass-thru certificates 3.8 Uniform Mortgage Backed Securities 3.6 Freddie Mac Gold Pool 2.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.1 Wells Fargo & Co 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 67.1
Fidelity Total Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond ETF
Class Name	Fidelity® Total Bond ETF
Trading Symbol	FBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 18,194,392,703
Holdings Count | shares	4,400
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$18,194,392,703
Number of Holdings	4,400
Portfolio Turnover	280%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.0 AAA 5.0 AA 0.7 A 8.3 BBB 16.6 BB 3.9 B 5.0 CCC,CC,C 1.6 D 0.0 Not Rated 5.4 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.0 AAA - 5.0 AA - 0.7 A - 8.3 BBB - 16.6 BB - 3.9 B - 5.0 CCC,CC,C - 1.6 D - 0.0 Not Rated - 5.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 35.8 Corporate Bonds 28.6 U.S. Government Agency - Mortgage Securities 19.2 Asset-Backed Securities 6.1 CMOs and Other Mortgage Related Securities 6.0 Bank Loan Obligations 4.5 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.2 Options 0.0 Other Investments 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 35.8 Corporate Bonds - 28.6 U.S. Government Agency - Mortgage Securities - 19.2 Asset-Backed Securities - 6.1 CMOs and Other Mortgage Related Securities - 6.0 Bank Loan Obligations - 4.5 Foreign Government and Government Agency Obligations - 1.1 Preferred Securities - 0.2 Options - 0.0 Other Investments - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.5)% United States 89.4 Grand Cayman (UK Overseas Ter) 2.7 United Kingdom 1.4 Mexico 1.1 Ireland 0.7 Switzerland 0.5 Bailiwick Of Jersey 0.5 Germany 0.4 Canada 0.4 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Grand Cayman (UK Overseas Ter) - 2.7 United Kingdom - 1.4 Mexico - 1.1 Ireland - 0.7 Switzerland - 0.5 Bailiwick Of Jersey - 0.5 Germany - 0.4 Canada - 0.4 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 24.4 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 6.9 Ginnie Mae II Pool 5.6 Freddie Mac Gold Pool 4.9 JPMorgan Chase & Co 1.6 Uniform Mortgage Backed Securities 1.3 Bank of America Corp 1.3 Morgan Stanley 1.2 Wells Fargo & Co 1.1 59.7
Fidelity Low Duration Bond Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond Factor ETF
Class Name	Fidelity® Low Duration Bond Factor ETF
Trading Symbol	FLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 741,161,162
Holdings Count | shares	310
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$741,161,162
Number of Holdings	310
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.1 AAA 1.3 AA 26.2 A 52.8 BBB 5.7 BB 0.2 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.1 AAA - 1.3 AA - 26.2 A - 52.8 BBB - 5.7 BB - 0.2 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.5 U.S. Treasury Obligations 12.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 86.5 U.S. Treasury Obligations - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 57.8 Australia 11.2 Canada 9.1 United Kingdom 5.5 Germany 4.2 Netherlands 3.3 France 3.0 Japan 2.6 Switzerland 1.2 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 57.8 Australia - 11.2 Canada - 9.1 United Kingdom - 5.5 Germany - 4.2 Netherlands - 3.3 France - 3.0 Japan - 2.6 Switzerland - 1.2 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.1 Goldman Sachs Group Inc/The 3.5 JPMorgan Chase & Co 3.5 Royal Bank of Canada 3.4 National Australia Bank Ltd 3.3 Citibank NA 3.1 Australia & New Zealand Banking Group Ltd 2.9 Cooperatieve Rabobank UA/NY 2.2 Morgan Stanley Bank NA 2.1 John Deere Capital Corp 2.1 38.2
Fidelity Tactical Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond ETF
Class Name	Fidelity® Tactical Bond ETF
Trading Symbol	FTBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 29,483,161
Holdings Count | shares	755
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$29,483,161
Number of Holdings	755
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.3 AAA 0.9 AA 0.5 A 1.7 BBB 11.8 BB 16.0 B 7.1 CCC,CC,C 3.5 Not Rated 3.3 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.3 AAA - 0.9 AA - 0.5 A - 1.7 BBB - 11.8 BB - 16.0 B - 7.1 CCC,CC,C - 3.5 Not Rated - 3.3 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 52.3 Corporate Bonds 33.0 Foreign Government and Government Agency Obligations 3.5 Preferred Securities 3.2 CMOs and Other Mortgage Related Securities 1.7 Asset-Backed Securities 1.5 Bank Loan Obligations 1.2 Municipal Securities 0.7 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 52.3 Corporate Bonds - 33.0 Foreign Government and Government Agency Obligations - 3.5 Preferred Securities - 3.2 CMOs and Other Mortgage Related Securities - 1.7 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.2 Municipal Securities - 0.7 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 80.5 Canada 3.3 United Kingdom 3.0 Germany 2.4 Mexico 1.5 Luxembourg 1.1 Japan 1.1 Brazil 1.0 France 1.0 Others 5.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.5 Canada - 3.3 United Kingdom - 3.0 Germany - 2.4 Mexico - 1.5 Luxembourg - 1.1 Japan - 1.1 Brazil - 1.0 France - 1.0 Others - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 43.7 US Treasury Bonds 8.6 Bank of Nova Scotia/The 1.7 Petroleos Mexicanos 1.5 DPL Inc 1.3 Japan Government 1.1 Charter Communications Operating LLC / Charter Communications Operating Capital 1.1 Millicom International Cellular SA 1.0 Ford Motor Credit Co LLC 0.9 Enbridge Inc 0.8 61.7
Fidelity Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond ETF
Class Name	Fidelity® Corporate Bond ETF
Trading Symbol	FCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 238,383,898
Holdings Count | shares	484
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$238,383,898
Number of Holdings	484
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.3 AA 0.0 A 21.4 BBB 63.0 BB 6.9 B 0.9 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.3 AA - 0.0 A - 21.4 BBB - 63.0 BB - 6.9 B - 0.9 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.1 U.S. Treasury Obligations 6.3 Asset-Backed Securities 0.6 Preferred Securities 0.4 Other Investments 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.1 U.S. Treasury Obligations - 6.3 Asset-Backed Securities - 0.6 Preferred Securities - 0.4 Other Investments - 0.1 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 80.8 United Kingdom 4.3 Canada 3.5 Ireland 3.5 Germany 1.6 Switzerland 1.2 France 1.1 Netherlands 1.0 Spain 0.8 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.8 United Kingdom - 4.3 Canada - 3.5 Ireland - 3.5 Germany - 1.6 Switzerland - 1.2 France - 1.1 Netherlands - 1.0 Spain - 0.8 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 5.9 JPMorgan Chase & Co 2.9 Bank of America Corp 2.4 Morgan Stanley 2.2 Wells Fargo & Co 1.8 Boeing Co 1.8 Avolon Holdings Funding Ltd 1.6 Barclays PLC 1.4 UBS Group AG 1.2 PNC Financial Services Group Inc/The 1.2 22.4
Fidelity Low Duration Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond ETF
Class Name	Fidelity® Low Duration Bond ETF
Trading Symbol	FLDB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 372,848,740
Holdings Count | shares	389
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$372,848,740
Number of Holdings	389
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.5 AAA 21.5 AA 2.4 A 27.3 BBB 20.8 BB 0.9 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.5 AAA - 21.5 AA - 2.4 A - 27.3 BBB - 20.8 BB - 0.9 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 51.5 U.S. Treasury Obligations 21.5 Asset-Backed Securities 19.8 CMOs and Other Mortgage Related Securities 3.3 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 51.5 U.S. Treasury Obligations - 21.5 Asset-Backed Securities - 19.8 CMOs and Other Mortgage Related Securities - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 76.7 United Kingdom 4.9 Canada 3.9 Germany 2.7 Grand Cayman (UK Overseas Ter) 2.6 Netherlands 1.8 Switzerland 1.5 Ireland 1.4 Japan 1.2 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.7 United Kingdom - 4.9 Canada - 3.9 Germany - 2.7 Grand Cayman (UK Overseas Ter) - 2.6 Netherlands - 1.8 Switzerland - 1.5 Ireland - 1.4 Japan - 1.2 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 20.0 Barclays PLC 1.6 US Treasury Bill 1.5 UBS Group AG 1.5 JPMorgan Chase & Co 1.4 Bank of America Corp 1.2 Goldman Sachs Group Inc/The 1.2 Lloyds Banking Group PLC 1.2 Bank of Montreal 1.2 American Express Co 1.1 31.9
Fidelity Sustainable Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond ETF
Class Name	Fidelity® Sustainable Core Plus Bond ETF
Trading Symbol	FSBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond ETF	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 11,804,786
Holdings Count | shares	500
Investment Company Portfolio Turnover	259.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$11,804,786
Number of Holdings	500
Portfolio Turnover	259%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.0 AAA 5.6 AA 1.1 A 10.3 BBB 18.8 BB 6.0 B 4.3 CCC,CC,C 1.9 Not Rated 2.7 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 48.0 AAA - 5.6 AA - 1.1 A - 10.3 BBB - 18.8 BB - 6.0 B - 4.3 CCC,CC,C - 1.9 Not Rated - 2.7 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.4 U.S. Treasury Obligations 29.9 U.S. Government Agency - Mortgage Securities 18.1 Asset-Backed Securities 6.9 CMOs and Other Mortgage Related Securities 1.0 Bank Loan Obligations 1.0 Preferred Securities 1.0 Foreign Government and Government Agency Obligations 0.4 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.4 U.S. Treasury Obligations - 29.9 U.S. Government Agency - Mortgage Securities - 18.1 Asset-Backed Securities - 6.9 CMOs and Other Mortgage Related Securities - 1.0 Bank Loan Obligations - 1.0 Preferred Securities - 1.0 Foreign Government and Government Agency Obligations - 0.4 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 85.2 Multi-national 3.4 Grand Cayman (UK Overseas Ter) 3.1 United Kingdom 1.7 Canada 1.3 Germany 1.2 Ireland 1.1 France 1.0 Spain 0.9 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Multi-national - 3.4 Grand Cayman (UK Overseas Ter) - 3.1 United Kingdom - 1.7 Canada - 1.3 Germany - 1.2 Ireland - 1.1 France - 1.0 Spain - 0.9 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.3 US Treasury Bonds 10.6 Uniform Mortgage Backed Securities 5.8 Fannie Mae Mortgage pass-thru certificates 4.9 Ginnie Mae II Pool 4.5 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 3.4 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 2.3 Freddie Mac Gold Pool 2.0 AES Corp/The 1.2 BXHPP Trust 1.0 55.0
Fidelity Investment Grade Securitized ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Securitized ETF
Class Name	Fidelity® Investment Grade Securitized ETF
Trading Symbol	FSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 2,192,663,963
Holdings Count | shares	702
Investment Company Portfolio Turnover	1332.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,192,663,963
Number of Holdings	702
Portfolio Turnover	1332%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 90.7 AAA 13.1 AA 0.1 A 0.1 Not Rated 14.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 90.7 AAA - 13.1 AA - 0.1 A - 0.1 Not Rated - 14.2 Short-Term Investments and Net Other Assets (Liabilities) - (18.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 89.1 CMOs and Other Mortgage Related Securities 17.5 Asset-Backed Securities 9.6 U.S. Treasury Obligations 1.6 Options 0.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 89.1 CMOs and Other Mortgage Related Securities - 17.5 Asset-Backed Securities - 9.6 U.S. Treasury Obligations - 1.6 Options - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (18.2)% United States 99.9 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 28.3 Ginnie Mae II Pool 27.0 Freddie Mac Gold Pool 22.1 Uniform Mortgage Backed Securities 9.1 Freddie Mac Multifamily Structured pass-thru certificates 5.4 Ginnie Mae I Pool 2.0 Fannie Mae 2.0 Fannie Mae Guaranteed REMICS 1.4 Reach ABS Trust 1.1 US Treasury Notes 1.0 99.4
Fidelity Sustainable Low Duration Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond ETF
Class Name	Fidelity® Sustainable Low Duration Bond ETF
Trading Symbol	FSLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond ETF for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond ETF	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 5,019,532
Holdings Count | shares	199
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$5,019,532
Number of Holdings	199
Portfolio Turnover	71%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 36.9 AAA 7.1 AA 1.4 A 21.4 BBB 30.0 BB 0.4 Not Rated 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 36.9 AAA - 7.1 AA - 1.4 A - 21.4 BBB - 30.0 BB - 0.4 Not Rated - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 54.2 U.S. Treasury Obligations 36.9 Asset-Backed Securities 6.5 CMOs and Other Mortgage Related Securities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 54.2 U.S. Treasury Obligations - 36.9 Asset-Backed Securities - 6.5 CMOs and Other Mortgage Related Securities - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 96.4 Canada 2.2 China 1.2 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 2.2 China - 1.2 Australia - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 27.9 US Treasury Notes 9.0 JPMorgan Chase & Co 2.8 Morgan Stanley 2.3 Wells Fargo & Co 2.1 Citigroup Inc 1.9 Bank of America Corp 1.9 Truist Financial Corp 1.8 Goldman Sachs Group Inc/The 1.5 Equitable Financial Life Global Funding 1.3 52.5